Shareholders' Equity (Share Capital) (Details) (USD $)	1 Months Ended	12 Months Ended		67 Months Ended	1 Months Ended
	Nov. 27, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Sep. 30, 2012	Jun. 26, 2012	Jun. 11, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares outstanding		15,541,306	12,763,218	15,541,306
Loan outstanding		$ 14,100,000		$ 14,100,000
Warrants exercised		0
Warrants outstanding		1,875,000		1,875,000
Issuance of shares At-The-Market, shares			16,028
Gross proceeds from issuace of shares At-The-Market			55,000
Proceeds from issuance of shares At-The-Market, Net			3,000
Gross proceeds from public offering of ordinary shares and warrants	6,000,000
Issuance of shares, shares	3,000,000
Number of shares entitled by warrants	1,500,000
Offering price per share	$ 2.00
Offering price per warrant	$ 0.01
Warrant exercise price	$ 2.50	$ 2.50		$ 2.50
Term of warrants	5 years
Proceeds from public offering of ordinary shares and warrants, net	4,946,000
Exercise of Over-Allotment Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares entitled by warrants	225,000
Offering price per warrant	$ 0.01
STINS COMAN [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt agreement, borrowing capacity		45,000,000		45,000,000			10,000,000
Debt instrument, annual interest rate		2.47%		2.47%
Debt instrument, debt agreement, incremental borrowing limit		5,000,000		5,000,000
Debt conversion, conversion premuim, percentage		10.00%
Debt instrument, borrowings during the period		4,000,000	7,500,000	30,900,000
Debt conversion, original debt amount		5,100,000	8,500,000	29,900,000
Debt conversion, shares issued		2,778,088	2,053,398	9,622,622
Technology Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt instrument, annual interest rate						2.47%
Debt conversion, price per share					$ 2.67
Debt conversion, shares issued					218,813
Total purchase price						583,000
Revenue sharing, percent of proceeds from sale or use of technology						3.00%
Debt instrument, face amount						$ 583,000
Underwriters [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares entitled by warrants	150,000
Warrant exercise price	$ 2.50